As filed with the Securities and Exchange Commission on July 8, 2019.

File No. 333-229246

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

AIM Investment Funds

(Invesco Investment Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Emerging Markets Local Debt Fund, Invesco Oppenheimer Global Allocation Fund, Invesco Oppenheimer Fundamental Alternatives Fund, Invesco Oppenheimer SteelPath Panoramic Fund, Invesco Oppenheimer Total Return Bond Fund, Invesco Oppenheimer Capital Income Fund, Invesco Oppenheimer Developing Markets Fund, Invesco Oppenheimer Emerging Markets Innovators Fund, Invesco Oppenheimer Global Strategic Income Fund, Invesco Oppenheimer International Bond Fund, Invesco Oppenheimer Discovery Mid Cap Growth Fund, Invesco Oppenheimer Global Multi-Asset Income Fund and Invesco Oppenheimer Macquarie Global Infrastructure Fund, each a series of the Registrant;

Class A, Class C, Class Y, and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund, Invesco Oppenheimer SteelPath MLP Select 40 Fund, Invesco Oppenheimer SteelPath MLP Alpha Fund, Invesco Oppenheimer SteelPath MLP Income Fund and Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, each a series of the Registrant; and

Class A, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Global Unconstrained Bond Fund and Invesco Oppenheimer Preferred Securities and Income Fund, each a series of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on February 19, 2019 (Accession no. 0001193125-19-044269).

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16 (a) and (b) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust, effective as of April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic issuers, with limits up to $100,000,000 and an additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1)	Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(79)

	(2)	Amendment No. 1, dated August 3, 2017, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.(80)

	(3)	Amendment No. 2, dated January 26, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.(82)

	(4)	Form of Amendment No. 3, dated April 30, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.(83)

	(5)	(e) Amendment No. 4, dated November 1, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.(85)

	(6)	Form of Amendment No. 5, dated [ ], to the Fourth Amended and Restated Agreement and Declaration of Trust, as amended of Registrant, adopted effective April 11, 2017.(83)

(2)	Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016. (77)

(3)	Voting Trust Agreements — None

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.(88)

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Second Amended and Restated Bylaws, define the rights of holders of shares.

(6)(a)	(1)	Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(5)

	(2)	Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(6)

(3)	Amendment No. 2, dated December 28, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

(4)	Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

(5)	Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

(6)	Amendment No. 5, dated November 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

(7)	Amendment No. 6, dated February 28, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

(8)	Amendment No. 7, dated June 23, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(10)

(9)	Amendment No. 8, dated November 3, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(12)

(10)	Amendment No. 9, dated November 24, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(13)

(11)	Amendment No. 10, dated July 18, 2005, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(18)

(12)	Amendment No. 11, dated March 31, 2006, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(23)

(13)	Amendment No. 12, dated February 28, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(25)

(14)	Amendment No. 13, dated July 1, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(25)

(15)	Amendment No. 14, dated May 29, 2009, to Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(30)

(16)	Amendment No. 15, dated January 1, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

(17)	Amendment No. 16, dated February 12, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(35)

(18)	Amendment No. 17, dated April 30, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(39)

(19)	Amendment No. 18, dated July 8, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(39)

(20)	Amendment No. 19, dated June 16, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(40)

(21)	Amendment No. 20, dated September 15, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(46)

(22)	Amendment No. 21, dated November 29, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(46)

(23)	Amendment No. 22, dated May 31, 2011, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(53)

(24)	Amendment No. 23, dated December 14, 2011, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(57)

(25)	Amendment No. 24, dated December 19, 2011, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(57)

(26)	Amendment No. 25, dated September 25, 2012, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(61)

(27)	Amendment No. 26, dated September 28, 2013, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(64)

(28)	Amendment No. 27, dated December 16, 2013, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(64)

(29)	Amendment No. 28, dated April 22, 2014, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(69)

(30)	Amendment No. 29, dated October 14, 2014, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(70)

(31)	Amendment No. 30, dated June 15, 2015, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(71)

(32)	Amendment No. 31, dated February 26, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(75)

	(33)	Amendment No. 32, dated July 27, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(75)

	(34)	Amendment No. 33, dated October 28, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(76)

	(35)	Amendment No. 34, dated December 1, 2016, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(77)

	(36)	Amendment No. 35, dated January 1, 2017, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(77)

	(37)	Amendment No. 36, dated February 27, 2017, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(78)

	(38)	Amendment No. 37, dated December 18, 2017, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(81)

	(39)	Amendment No. 38, dated April 30, 2018, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc. (84)

	(40)	Amendment No. 39, dated November 1, 2018, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(84)

	(41)	Amendment No. 40, dated May 24, 2019, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(86)

(b)	(1)	Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Trimark Investment Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark, Ltd.).(27)

	(2)	Amendment No. 1, dated May 29, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

	(3)	Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

(4)	Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(35)

(5)	Amendment No. 4, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(39)

(6)	Amendment No. 5, dated July 8, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(40)

(7)	Amendment No. 6, dated October 29, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(49)

(8)	Amendment No. 7, dated November 29, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(49)

(9)	Amendment No. 8, dated May 31, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(53)

(10)	Amendment No. 9, dated December 14, 2011, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd (previously known as Invesco Trimark Ltd.).(57)

(11)	Amendment No. 10, dated December 19, 2011, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd (previously known as Invesco Trimark Ltd.).(57)

(12)	Amendment No. 11, dated September 25, 2012, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada
Ltd.(62)

(13)	Amendment No. 12, dated September 28, 2012, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada
Ltd.(62)

(14)	Amendment No. 13, dated December 16, 2013, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada
Ltd.(64)

(15)	Amendment No. 14, dated April 22, 2014, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada
Ltd.(69)

(16)	Amendment No. 15, dated October 14, 2014, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada
Ltd.(70)

(17)	Termination Agreement, dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited.(70)

(18)	Amendment No. 16, dated June 15, 2015, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(71)

(19)	Amendment No. 17, dated February 26, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(75)

(20)	Amendment No. 18, dated July 27, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(75)

	(21)	Amendment No. 19, dated October 28, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(76)

	(22)	Amendment No. 20, dated December 1, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(77)

	(23)	Amendment No. 21, dated February 27, 2017, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(79)

	(24)	Amendment No. 22, dated December 18, 2017, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(82)

	(25)	Amendment No. 23, dated April 30, 2018, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(85)

	(26)	Form of Amendment No. 24, dated November 1, 2018, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(85)

(c)	(1)	Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(57)

	(2)	Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(60)

	(3)	Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(61)

	(4)	Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(66)

	(5)	Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(66)

(6)	Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(69)

(7)	Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(69)

(8)	Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(70)

(9)	Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(71)

(10)	Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(74)

(11)	Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(75)

(12)	Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(75)

(13)	Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(75)

(14)	Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(76)

(15)	Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(78)

(16)	Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(80)

(17)	Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(81)

(18)	Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(81)

(19)	Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated April 30, 2018.(85)

(20)	Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated April 30, 2018.(85)

(d)	(1)	Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017.(85)

	(2)	Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)

	(3)	Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)

	(4)	Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)

	(5)	Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (85)

(7)(a)	(1)	Master Distribution Agreement dated July 1, 2014 between Registrant and Invesco Distributors, Inc.(69)

	(2)	Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, between Registrant and Invesco Distributors, Inc.(70)

	(3)	Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(70)

	(4)	Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(71)

	(5)	Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(71)

	(6)	Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(71)

	(7)	Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(74)

	(8)	Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(75)

	(9)	Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(75)

	(10)	Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(75)

	(11)	Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(75)

	(12)	Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(75)

	(13)	Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(75)

	(14)	Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(76)

	(15)	Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(77)

	(16)	Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(78)

	(17)	Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(81)

	(18)	Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(81)

	(19)	Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (85)

	(20)	Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (85)

	(21)	Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (85)

(b)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(28)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(28)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(66)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(70)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(73)

(9)	(1)	Master Custodian Contract, dated June 1, 2018, between Registrant and State Street Bank and Trust Company.(85)

	(2)	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York.(7)

(10)(a)	(1)	Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(75)

	(2)	Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(75)

	(3)	Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(75)

	(4)	Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(79)

	(5)	Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(79)

	(6)	Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(79)

	(7)	Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(82)

	(8)	Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(81)

	(9)	Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(81)

	(10)	Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016.(81)

	(11)	Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

	(12)	Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

	(13)	Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

	(14)	Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investments Trust (Compensation) effective July 1, 2016. (85)

(b)	(1)	Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015.(71)

	(2)	Amendment No. 1, dated June 20, 2016 to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015.(75)

	(3)	Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015.(75)

	(4)	Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015. (85)

(c)	Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Funds® effective December 12, 2001, as amended and restated July 30, 2018. (81)

(d)	Twenty-Third Amended and Restated Multiple Class Plan of The Invesco Funds® effective December 12, 2001, as amended and restated December 1, 2017.(81)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(86)

(12)	Opinion and consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.(88)

(13)(a)	(1)	Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(42)

	(2)	Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(51)

	(3)	Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(53)

	(4)	Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(61)

	(5)	Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(66)

	(6)	Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(80)

	(7)	Amendment No. 6, dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(82)

(b)	(1)	Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(23)

	(2)	Amendment No. 1, dated February 28, 2007, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and A I M Advisors, Inc.(25)

	(3)	Amendment No. 2, dated May 29, 2009, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(30)

(4)	Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

(5)	Amendment No. 4, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(35)

(6)	Amendment No. 5, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(39)

(7)	Amendment No. 6, dated July 8, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(39)

(8)	Amendment No. 7, dated October 29, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(46)

(9)	Amendment No. 8, dated November 29, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(47)

(10)	Amendment No. 9, dated May 31, 2011, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(53)

(11)	Amendment No. 10, dated December 14, 2011, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(57)

(12)	Amendment No. 11, dated December 19, 2011, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(57)

(13)	Amendment No. 12, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(60)

(14)	Amendment No. 13, dated September 25, 2012, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(61)

(15)	Amendment No. 14, dated September 28, 2012, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(64)

(16)	Amendment No. 15, dated December 16, 2013, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(64)

(17)	Amendment No. 16, dated April 22, 2014, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(69)

(18)	Amendment No. 17, dated October 14, 2014, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(70)

	(19)	Amendment No. 18, dated June 15, 2015, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(71)

	(20)	Amendment No. 19, dated February 26, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(75)

	(21)	Amendment No. 20, dated July 27, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(75)

	(22)	Amendment No. 21, dated October 28, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(76)

	(23)	Amendment No. 22, dated December 1, 2016, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(77)

	(24)	Amendment No. 23, dated February 27, 2017, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(78)

	(25)	Amendment No. 24, dated December 18, 2017, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc.(81)

	(26)	Amendment No. 25, dated April 30, 2018, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (85)

	(27)	Amendment No. 26, dated November 1, 2018, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (85)

	(28)	Amendment No. 27, dated January 1, 2019, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc. (85)

(c)	Eighth Amended and Restated Memorandum of Agreement, dated July 1, 2014, regarding securities lending waiver, between Registrant (on behalf of all Funds) and Invesco Advisers, Inc.(69)

(d)	Memorandum of Agreement, dated December 1, 2018, regarding expense limitations between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc.(85)

(e)	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fund waivers, dated December 1, 2018, between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc.(85)

(f)	Interfund Lending Agreement dated December 12, 2016, between Registrant and Invesco Advisors, Inc.(77)

(g)	Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.).(13)

(14)	(1)	Consent of KPMG LLP.(86)

	(2)	Consent of Cohen & Company, Ltd.(86)

	(3)	Consent of Stradley Ronon Steven & Young, LLP. (86)

(15)	Omitted Financial Statements — Not applicable

(16)	(1)	Power of Attorney.(84)

(17)(a)	(1)	Agreement Concerning Initial Capitalization of Registrant’s AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund dated November 3, 2003.(12)

	(2)	Agreement Concerning Initial Capitalization of Registrant’s AIM China Fund, AIM Enhanced Short Bond Fund, AIM International Bond Fund and AIM Japan Fund dated March 31, 2006.(23)

	(3)	Agreement Concerning Initial Capitalization of Registrant’s AIM Balanced-Risk Allocation Fund dated May 29, 2009.(30)

	(4)	Initial Capitalization Agreement, dated October 2, 2008, for Class Y shares of AIM Balanced-Risk Allocation Fund, AIM China Fund, AIM Developing Markets Fund, AIM Global Healthcare Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.(35)

	(5)	Agreement concerning Initial Capital Investment in Portfolios of the Registrant dated June 1, 2010, for Institutional Class Shares of Invesco Alternative Opportunities Fund, Institutional Class Shares of Invesco Commodities Strategy Fund, Institutional Class Shares of Invesco FX Alpha Plus Strategy Fund, Institutional Class Shares of Invesco FX Alpha Strategy Fund, Class B Shares and Class C Shares of Invesco International Growth Equity Fund, Institutional Class Shares of Invesco Van Kampen Emerging Markets Fund, Class Y Shares of Invesco Van Kampen Global Equity Allocation Fund, Institutional Class Shares of Invesco Van Kampen Global Tactical Asset Allocation Fund, Institutional Class Shares of Invesco Van Kampen International Growth Fund. (40)

	(6)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Emerging Market Local Currency Debt Fund dated June 11, 2010.(40)

	(7)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Balanced-Risk Commodity Strategy Fund dated November 26, 2010.(47)

	(8)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Emerging Markets Equity Fund dated May 26, 2011.(53)

	(9)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Premium Income Fund dated December 12, 2011.(57)

	(10)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Global Markets Strategy Fund dated September 24, 2012.(61)

	(11)	Plan of Recapitalization of Invesco Global Markets Strategy Fund (now known as Invesco Macro Allocation Strategy Fund), a series of the Registrant.(79)

	(12)	Agreement concerning Initial Capital Investment of Registrant’s Invesco All Cap Market Neutral Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro International Equity Fund and Invesco Macro Long/Short Fund dated December 13, 2013.(64)

	(13)	Agreement concerning Initial Capital Investment of Registrant’s Invesco Unconstrained Bond Fund dated October 7, 2014.(69)

	(14)	Agreement concerning Initial Capital Investment of Registrant’s Invesco U.S. Managed Volatility Fund dated December 14, 2017.(82)

(b)	(1)	Invesco Advisers, Inc. Code of Ethics amended January 1, 2019, relating to Invesco Advisers, Inc. and any of its subsidiaries. (85)

	(2)	Invesco UK Code of Ethics dated 2019, relating to Invesco Asset Management Limited.(85)

	(3)	Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited.(85)

	(4)	Invesco Hong Kong Limited Code of Ethics, dated November 2018, relating to Invesco Hong Kong Limited. (85)

	(5)	Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada.(85)

	(6)	Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH).(85)

	(7)	Invesco Senior Secured Management, Inc. Code of Ethics Policy, revised August 2018 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019.(85)

	(8)	Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended January 1, 2019.(85)

	(9)	Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended January 10, 2018 and Invesco Ltd. Code of Conduct dated October 2018 relating to Invesco Asset Management (India) PVT. LTD. (85)

(1)	Incorporated herein by reference to PEA No. 55, filed on August 26, 1998.
(2)	Incorporated herein by reference to PEA No. 56, filed on December 30, 1998.
(3)	Incorporated herein by reference to PEA No. 57, filed on February 22, 1999.
(4)	Incorporated herein by reference to PEA No. 58, filed on February 24, 2000.
(5)	Incorporated herein by reference to PEA No. 59, filed on February 28, 2001.
(6)	Incorporated herein by reference to PEA No. 60, filed on October 15, 2001.
(7)	Incorporated herein by reference to PEA No. 61, filed on January 30, 2002.
(8)	Incorporated herein by reference to PEA No. 62, filed on August 14, 2002.
(9)	Incorporated herein by reference to PEA No. 63, filed on February 20, 2003.
(10)	Incorporated herein by reference to PEA No. 64, filed on August 20, 2003.
(11)	Incorporated herein by reference to PEA No. 65, filed on October 10, 2003.
(12)	Incorporated herein by reference to PEA No. 66, filed on February 25, 2004.
(13)	Incorporated herein by reference to PEA No. 67, filed August 31, 2004.
(14)	Incorporated herein by reference to PEA No. 70, filed on December 23, 2004.
(15)	Incorporated herein by reference to PEA No. 71, filed on February 23, 2005.
(16)	Incorporated herein by reference to PEA No. 72, filed on March 1, 2005.
(17)	Incorporated herein by reference to PEA No. 73, filed on March 30, 2005.
(18)	Incorporated herein by reference to PEA No. 74, filed on August 24, 2005.
(19)	Incorporated herein by reference to PEA No. 75, filed on December 15, 2005.
(20)	Incorporated herein by reference to PEA No. 76, filed on January 13, 2006.
(21)	Incorporated herein by reference to PEA No. 77, filed on February 23, 2006.
(22)	Incorporated herein by reference to PEA No. 78, filed on March 24, 2006.
(23)	Incorporated herein by reference to PEA No. 79, filed on December 20, 2006.
(24)	Incorporated herein by reference to PEA No. 80, filed on February 23, 2007.
(25)	Incorporated herein by reference to PEA No. 81, filed on February 8, 2008.
(26)	Incorporated herein by reference to PEA No. 82, filed on February 19, 2008.
(27)	Incorporated herein by reference to PEA No. 83, filed on September 22, 2008.
(28)	Incorporated herein by reference to PEA No. 84, filed on February 25, 2009.
(29)	Incorporated herein by reference to PEA No. 85, filed on March 10, 2009.
(30)	Incorporated herein by reference to PEA No. 86, filed on May 29, 2009.

(31)	Incorporated herein by reference to PEA No. 87, filed on November 25, 2009.
(32)	Incorporated herein by reference to PEA No. 88, filed on December 22, 2009.
(33)	Incorporated herein by reference to PEA No. 89, filed on February 5, 2010.
(34)	Incorporated herein by reference to PEA No. 90, filed on February 12, 2010.
(35)	Incorporated herein by reference to PEA No. 92, filed on February 26, 2010.
(36)	Incorporated herein by reference to PEA No. 93, filed on March 10, 2010.
(37)	Incorporated herein by reference to PEA No. 94, filed on March 24, 2010.
(38)	Incorporated herein by reference to PEA No. 95, filed on May 27, 2010.
(39)	Incorporated herein by reference to PEA No. 96, filed on June 11, 2010.
(40)	Incorporated herein by reference to PEA No. 97, filed on July 16, 2010
(41)	Incorporated herein by reference to PEA No. 98, filed on July 26, 2010.
(42)	Incorporated herein by reference to PEA No. 99, filed on September 24, 2010.
(43)	Incorporated herein by reference to PEA No. 101, filed on October 21, 2010.
(44)	Incorporated herein by reference to PEA No. 102, filed on October 28, 2010.
(45)	Incorporated herein by reference to PEA No. 104, filed on November 8, 2010.
(46)	Incorporated herein by reference to PEA No. 105, filed on November 24, 2010.
(47)	Incorporated herein by reference to PEA No. 106, filed on December 21, 2010.
(48)	Incorporated herein by reference to PEA No. 108, filed on December 23, 2010.
(49)	Incorporated herein by reference to PEA No. 109, filed on February 7, 2011.
(50)	Incorporated herein by reference to PEA No. 110, filed on February 24, 2011.
(51)	Incorporated herein by reference to PEA No. 112, filed on April 21, 2011.
(52)	Incorporated herein by reference to PEA No. 114, filed on May 20, 2011.
(53)	Incorporated herein by reference to PEA No. 116, filed on September 23, 2011.
(54)	Incorporated herein by reference to PEA No. 117, filed on September 28, 2011
(55)	Incorporated herein by reference to PEA No. 119, filed on November 17, 2011
(56)	Incorporated herein by reference to PEA No. 121, filed on December 9, 2011
(57)	Incorporated herein by reference to PEA No. 123, filed on February 24, 2012
(58)	Incorporated herein by reference to PEA No. 125, filed on July 12, 2012
(59)	Incorporated herein by reference to PEA No. 126, filed on September 21, 2012.
(60)	Incorporated herein by reference to PEA No. 127, filed on September 24, 2012.
(61)	Incorporated herein by reference to PEA No. 130, filed on February 26, 2013.
(62)	Incorporated herein by reference to PEA No. 132, filed on August 8, 2013.
(63)	Incorporated herein by reference to PEA No. 134, filed on September 30, 2013.
(64)	Incorporated herein by reference to PEA No. 135, filed on December 13, 2013.
(65)	Incorporated herein by reference to PEA No. 137, filed on January 29, 2014.
(66)	Incorporated herein by reference to PEA No. 138, filed on February 26, 2014.
(67)	Incorporated herein by reference to PEA No. 141, filed on April 22, 2014.
(68)	Incorporated herein by reference to PEA No. 143, filed on July 16, 2014.
(69)	Incorporated herein by reference to PEA No. 144, filed on September 26, 2014.
(70)	Incorporated herein by reference to PEA No. 146, filed on February 25, 2015.
(71)	Incorporated herein by reference to PEA No. 148, filed on October 23, 2015.
(72)	Incorporated herein by reference to PEA No. 149, filed on December 9, 2015.
(73)	Incorporated herein by reference to PEA No. 151, filed on December 28, 2015.
(74)	Incorporated herein by reference to PEA No. 153, filed on February 24, 2016.
(75)	Incorporated herein by reference to PEA No. 155, filed on September 26, 2016.
(76)	Incorporated herein by reference to PEA No. 156, filed on November 30, 2016.
(77)	Incorporated herein by reference to PEA No. 158, filed on February 24, 2017.
(78)	Incorporated herein by reference to PEA No. 160, filed on March 31, 2017.
(79)	Incorporated herein by reference to PEA No. 162, filed on June 5, 2017.
(80)	Incorporated herein by reference to PEA No. 164, filed on October 4, 2017.
(81)	Incorporated herein by reference to PEA No. 165, filed on December 15, 2017.
(82)	Incorporated herein by reference to PEA No. 168, filed on February 27, 2018.
(83)	Incorporated herein by reference to PEA No. 170, filed on November 2, 2018.
(85)	Incorporated herein by reference to PEA No. 172, filed on January 23, 2019.
(86)	Incorporated herein by reference to PEA No. 175, filed on February 27, 2019.
(87)	Incorporated herein by reference to PEA No. 176, filed on May 23, 2019.
(88)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2019.

Registrant:	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	July 8, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 8, 2019
(David C. Arch)

	Trustee	July 8, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	July 8, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	July 8, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	July 8, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	July 8, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	July 8, 2019
(Eli Jones)

	Trustee	July 8, 2019
(Elizabeth Krentzman)

	Trustee	July 8, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	July 8, 2019
(Prema Mathai-Davis)

	Trustee	July 8, 2019
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	July 8, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 8, 2019
(Ann Barnett Stern)

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.*	Trustee	July 8, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 8, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 8, 2019
(Robert C. Troccoli)

	Trustee	July 8, 2019
(Daniel S. Vandivort)

	Trustee	July 8, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	July 8, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	July 8, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed in the Registrant’s Form N-14 on January 14, 2019.

INDEX

Exhibit Number	Description

4	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.

12	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.